Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	OSI ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001672826
Document Creation Date	dei_DocumentCreationDate	Dec. 27, 2016
Document Effective Date	dei_DocumentEffectiveDate	Dec. 28, 2016
Prospectus Date	rr_ProspectusDate	Dec. 27, 2016